Revenue - Disclosure of detailed information about revenue (Details) - GBP (£) £ in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017		Oct. 31, 2018	Oct. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 675	£ 2,634	[1]	£ 42,507	£ 9,112	[2]
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	675	2,634		42,261	9,112
Research collaboration agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 0		£ 246	£ 0

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’